NOTES PAYABLE (Details Narrative)					1 Months Ended									6 Months Ended	12 Months Ended
	Jul. 06, 2023 USD ($)	Mar. 06, 2023 USD ($) $ / shares	Apr. 11, 2022 USD ($)	May 04, 2020 USD ($)	Jun. 30, 2023 USD ($) $ / shares	May 18, 2023 USD ($)	Mar. 23, 2023 USD ($)	Feb. 16, 2022 USD ($)	Jan. 21, 2022 USD ($)	Jan. 25, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($)	Mar. 31, 2018 USD ($) integer $ / shares	Jan. 18, 2018 USD ($)	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 06, 2023	Mar. 17, 2023 USD ($)	Jan. 31, 2023 $ / shares	Jun. 18, 2022 USD ($)	Feb. 10, 2022 USD ($)	Feb. 01, 2022 USD ($)	Nov. 22, 2021 USD ($)	Oct. 01, 2021 USD ($)	Jul. 27, 2021 USD ($) $ / shares shares	Jan. 01, 2021 USD ($)	Jul. 29, 2020 USD ($)	Mar. 30, 2020 USD ($)	Jan. 10, 2020 USD ($)	Oct. 05, 2018 USD ($)	Nov. 22, 2017 USD ($)
Unsecured promissory notes					$ 32,475,000									$ 32,475,000	$ 35,069,000	$ 57,225,000
Unsecured debt, current																		$ 2,500
Unsecured debt																		$ 2,000.00
Interest rate																		50.00%
Principal payment due		$ 5,000.00				$ 800
Outstanding principal					6,642,000									6,642,000	4,814,000	10,006,000
Loss on extinguishment of debts															542,000	(5,976,000)
Debt conversion, converted instrument, amount															75,000	5,056,000
Per unit price (in dollars per share) | $ / shares																			$ 0.028
Loss on extinguishment of debts															(542,000)	5,976,000
Unamortized discount					11,000									11,000	669,000	1,946,000
Amendment consideration to be paid			$ 3,000
Promissory note					$ 6,642,000									$ 6,642,000	$ 4,814,000	$ 10,006,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.001									$ 0.001	$ 0.001	$ 0.001			$ 0.014
Conversion price per share | $ / shares					$ 0.20									$ 0.20
Senior Secured Promissory Note
Outstanding principal															$ 21,570	$ 28,570							$ 250,000
Interest rate															8.00%
Securities Purchase Agreement | A Warrant
Debt conversion, converted instrument, warrants or options issued | shares										15,000,000,000
Per unit price (in dollars per share) | $ / shares										$ 0.01
Derivative, fixed interest rate																									8.00%
Common stock, shares, issued (in shares) | shares																									4,548,006,000
Common stock, par value (in dollars per share) | $ / shares																									$ 0.23
Original principal																									$ 1,000.00
Promissory note amount																									$ 2,500
Securities Purchase Agreement | B Warrants
Debt conversion, converted instrument, warrants or options issued | shares										15,000,000,000
Per unit price (in dollars per share) | $ / shares										$ 0.2284
Securities Purchase Agreement | Debt Instrument, Redemption, Period Two
Debt instrument, redemption price, percentage										115.00%
Securities Purchase Agreement | Debt Instrument, Redemption, Period Three
Debt instrument, redemption price, percentage										125.00%
Securities Purchase Agreement | Debt Instrument, Redemption, Period One
Debt instrument, redemption price, percentage										110.00%
Halladay Holding LLC
Derivative, fixed interest rate															9.89%
Disposal Group, Held-for-sale, Not Discontinued Operations | Dyer Property
Debt retired																					$ 900,000
Discontinued Operations, Held-for-sale or Disposed of by Sale
Debt retired																					1,700,000.00
Discontinued Operations, Held-for-sale or Disposed of by Sale | Dyer Property
Debt retired																					$ 900,000
Securities Purchase Agreement Two
Outstanding principal															$ 154,000	$ 9,000,000.00
Interest rate															1.00%
Securities Purchase Agreement
Rate of interest on promissory note, percentage										3.00%
Debt instrument, convertible, stock price trigger (in dollars per share) | $ / shares										$ 0.30
Common Stock
Converted debt and accrued interest (in shares) | shares															294,452,000	24,939,780,000
Debt conversion, converted instrument, amount																$ 25,000
Secured Debt | Senior Secured Promissory Note
Promissory note																							$ 250,000
Interest rate																							12.00%
Michael A. Nahass | Stock Purchase Agreement | Series A Preferred Stock
Aggregate purchase price									$ 3,100
Debt paid in cash									$ 1,000.00
Unsecured debt, current											$ 1,050.00
Rate of interest on promissory note, percentage											3.00%
Unsecured debt											$ 1,050.00
Rate of interest on promissory note, other, percentage											3
Arthur Chan
Interest rate																													15.00%
Promissory note																													$ 1,000.00
Unaffiliated Party
Interest rate																											8.00%
Promissory note																											$ 1,000.00
Accredited investor | Securities Purchase Agreement
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares										$ 0.175
Loss on extinguishment of debts										$ (5,980)
Debt conversion, converted instrument, warrants or options issued | shares										500.00
Per unit price (in dollars per share) | $ / shares										$ 0.01
Senior notes, noncurrent										$ 3,500
Default interest rate										18.00%
Percentage of change in cash flow										10.00%
Loss on extinguishment of debts										$ 5,980
December 30, 2019 | Matthew Lee Morgan
Interest rate															10.00%
July 1, 2021
Maximum amount outstanding during period															$ 4,500
Derivative, fixed interest rate															2.90%
May 2020 | Payroll Protection Program
Derivative, fixed interest rate															1.00%
Outstanding amount															$ 300
January 1, 2021 | Related Party Promissory Note
Derivative, fixed interest rate																										4.00%
Investment owned, balance, principal amount																		$ 2,200								$ 2,200.00
January 1, 2021 | First Choice, LLC | Related Party Promissory Note
Derivative, fixed interest rate																										10.00%
Investment owned, balance, principal amount																		$ 5,000.00								$ 5,000.00
Convertible promissory note
Unsecured promissory notes					$ 3,253,000									$ 3,253,000	$ 3,450,000	3,500,000
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares					$ 0.175									$ 0.175	$ 0.175
Interest rate					8.00%									8.00%	3.00%
Promissory note amount																						$ 50.00
Convertible promissory note | 2017 | Securities Purchase Agreement
Debt instrument, convertible, conversion ratio												87
Debt instrument, convertible, number Of lowest daily volume weighted average price days | integer												2
Debt instrument convertible, number of trading days period to determine second conversion ratio | integer												13
Convertible promissory note | 2017 | Securities Purchase Agreement | Debt Instrument, Redemption, Period Two
Debt instrument, redemption price, percentage												115.00%
Convertible promissory note | 2017 | Securities Purchase Agreement | Debt Instrument, Redemption, Period Three
Debt instrument, redemption price, percentage												125.00%
Debt instrument, redemption, prepayment period based on issuance date | integer												180
Convertible promissory note | 2017 | Securities Purchase Agreement | Debt Instrument, Redemption, Period One
Debt instrument, redemption price, percentage												110.00%
Debt instrument, redemption, prepayment period based on issuance date | integer												90
Convertible promissory note | 2017 | Maximum | Securities Purchase Agreement | Debt Instrument, Redemption, Period Two
Debt instrument, redemption, prepayment period based on issuance date | integer												180
Convertible promissory note | 2017 | Minimum | Securities Purchase Agreement | Debt Instrument, Redemption, Period Two
Debt instrument, redemption, prepayment period based on issuance date | integer												91
Convertible promissory note | 2017 | Securities Purchase Agreement
Unsecured promissory notes												$ 40,000.00
Interest rate												7.50%
Amount per tranches												$ 5,000.00
Debt instrument, convertible, threshold trading days | integer												10
Debt instrument, convertible, stock price trigger (in dollars per share) | $ / shares												$ 10.50
Debt instrument, convertible, average daily trading value trigger												$ 2,500
Debt instrument, convertible, notification period prior to conversion | integer												1
Debt instrument, redemption, number of days written notice, prior to redemption | integer												10
Warrants issued				$ 560
Convertible promissory note | 2017 | Debt Conversion Scenario Three | Securities Purchase Agreement
Debt instrument, convertible, conversion ratio															70
Debt instrument, convertible, number Of lowest daily volume weighted average price days | integer												3
Debt instrument convertible, number of trading days period to determine second conversion ratio | integer												20
Promissory note
Unsecured promissory notes					$ 2,500,000									$ 2,500,000	$ 2,500,000	2,500,000
Outstanding principal															$ 0	$ 6,500,000
Interest rate					8.00%									8.00%	8.00%
Promissory note | Unsecured Debt
Promissory note																								$ 20,000
Interest rate																								3.00%
Promissory note | Secured Debt
Interest rate																8.00%
Unamortized discount															$ 670	$ 1,950
Promissory note | Secured Debt | Edible Garden
Promissory note																												$ 30,000
Interest rate																												3.50%
Promissory note | Third Party Creditor
Land under purchase options, recorded													$ 6,500																	$ 1,600	$ 4,500
Interest rate													12.00%																	12.00%	12.00%
Interest rate increase per year through 2020													0.50%																	0.50%	0.50%
Maturity extension fee													1.00%
Promissory note | Third Party Creditor | Maximum
Interest rate													13.00%
Promissory note | Twelve Months | Unsecured Debt
Promissory note																								$ 25,000
Interest rate																								3.00%
Peoples Dispensary Los Angeles Note
Promissory note																				$ 140,000
Convertible promissory note one
Outstanding principal															$ 2,500,000	2,500
Interest rate															8.00%
Convertible promissory note one | March 2018 | Securities Purchase Agreement
Debt conversion, converted instrument, amount																1,980
Promissory note four
Outstanding principal															$ 0	$ 0
Non-Cash Interest Expense								$ 540
Promissory note dated October 1, 2021, issued to Sterling Harlan as part of the SilverStreak Solutions acquisition. The interest rate on the note was 10.0%. The note matures in March 2028 One
Unsecured promissory notes					$ 2,000,000,000									$ 2,000,000,000
Settlement Note
Unsecured promissory notes		$ 20,000.00
Interest rate		5.00%
Principal payment due		$ 5,000.00				$ 800
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares		$ 0.20
10-day VWAP minimum price per share (in dollars per share) | $ / shares		$ 0.20
Premium recorded		$ 470
Monthly interest payment					25,000,000
Settlement Note | Subsequent Event
Principal payment due	$ 2,200
Periodic payment, percentage of option to pay	50.00%
Settlement Note | Forecast
Interest rate																	10.00%
Promissory Note, SilverStreak Solutions, Aggregate
Unsecured promissory notes					$ 1,590		$ 1,250							1,590
Interest rate		10.00%
Principal payment due							30.00
Loss on extinguishment of debts														3,030.00
Tax liabilities							$ 530
Loss on extinguishment of debts														$ (3,030.00)
$3m Note
Unsecured promissory notes		$ 3,000.00
Interest rate		10.00%
Principal payment due		$ 5,000.00